INCOME TAXES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2017 MOP (MOP$)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 MOP (MOP$)
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Expected increase (decrease) in net income attributable to the parent if taxes on casino gaming profits have been paid	$ (105,364,000)	$ (81,230,000)	$ (64,437,000)
Effective tax rate	0.00%	10.90%	(1.70%)
Valuation allowances	$ 226,617,000	$ 226,113,000
Adjusted operating tax losses carried forwards, expired	123,512,000
Aggregate undistributed earnings of foreign subsidiaries	343,616,000	95,037,000
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	41,432,000	11,603,000
Interest and penalties related to uncertain tax positions recognized	$ 0	$ 0
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Statute of limitation for tax return	6 years
Macau Tax [Member]
Schedule of Income Taxes [Line Items]
Statute of limitation for tax return	5 years
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	30.00%	30.00%	30.00%
Corporate income tax rate on casino operations	30.00%
Statute of limitation for tax return	3 years
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Macau Complementary Tax [Member] | Diluted [Member]
Schedule of Income Taxes [Line Items]
Expected reduction in earnings per share if taxes on casino gaming profits have been paid | $ / shares	$ 0.071	$ 0.053	$ 0.040
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Schedule of Income Taxes [Line Items]
Annual lump sum in lieu of Macau Complementary tax on dividend	$ 2,359,000			MOP$ 18,900,000	$ 2,795,000	MOP$ 22,400,000
Operating Tax Loss Carry Forwards Expiring 2017 [Member] | Mergers [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	90,834,000
Operating Tax Loss Carry Forwards Expiring 2018 [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	329,746,000
Operating Tax Loss Carry Forwards Expiring 2018 [Member] | Mergers [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	90,039,000
Operating Tax Loss Carry Forwards Expiring 2019 [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	247,216,000
Operating Tax Loss Carry Forwards Expiring 2019 [Member] | Mergers [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	47,382,000
Operating Tax Loss Carry Forwards Expiring 2020 [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	239,169,000
Operating Tax Loss Carry Forwards Expiring 2020 [Member] | Mergers [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	$ 34,064,000